SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09302011
Check here if Amendment [x ]; Amendment Number: 01
his Amendment (Check only one.) :	 [x] is a restatement.
      [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

Cumberland Advisors
One Sarasota Tower, 2 N. Tamiami Trail, Suite 303, Sarasota, FL 34236
800-257-7013

Form 13F File Number: 28-11051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Therese M. Pantalione
Title: Managing Director, Compliance Officer
Phone: 856-692-6690

Signature, Place, and Date of Signing:

Therese M. Pantalione, Vineland, NJ October 18, 2011

Report Type (Check only one.):

[x ]   13F HOLDINGS REPORT.
[  ]   13F NOTICE.
[  ]   13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0

 Form 13F Information Table Entry Total: 	55

Form 13F Information Table Value Total: 	$172,782 (thousands)


List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SUSQUEHANNA BANCSHARES INC     Common Stock     869099101      215    39312 SH       Sole                    39312
CONSUMER DISCRETIONARY SELECT  Exchange Traded  81369y407     4150   119035 SH       Sole                   119035
CONSUMER STAPLES SPDR          Exchange Traded  81369y308     3893   131240 SH       Sole                   131240
FINANCIAL SELECT SECTOR SPDR   Exchange Traded  81369y605     4704   398290 SH       Sole                   398290
FIRST TRUST NYSE ARCA BIOTECHN Exchange Traded  33733e203     1955    59140 SH       Sole                    59140
HEALTH CARE SELECT SECTOR SPDR Exchange Traded  81369Y209     5376   169445 SH       Sole                   169445
ISHARES DJ US CONSUMER GOODS   Exchange Traded  464287812     4198    66725 SH       Sole                    66725
ISHARES S&P MIDCAP 400 GROWTH  Exchange Traded  464287606     4262    47440 SH       Sole                    47440
ISHARES S&P NORTH AMERICAN TEC Exchange Traded  464287515     5391   103330 SH       Sole                   103330
KBW REGIONAL BANKING ETF       Exchange Traded  78464A698     2141   110890 SH       Sole                   110890
MARKET VECTORS AGRIBUSINESS    Exchange Traded  57060U605     1180    27285 SH       Sole                    27285
POWERSHARES DYNAMIC FOOD & BER Exchange Traded  73935x849     1848   103040 SH       Sole                   103040
POWERSHARES QQQ NASDAQ 100     Exchange Traded  73935a104     1890    36010 SH       Sole                    36010
RYDEX S&P EQUAL WEIGHT ETF     Exchange Traded  78355W106    13982   337735 SH       Sole                   337735
RYDEX S&P MIDCAP 400 PURE GROW Exchange Traded  78355w601     3934    53755 SH       Sole                    53755
SPDR DJIA TRUST                Exchange Traded  78467x109    12825   117733 SH       Sole                   117733
SPDR S&P 500 ETF TRUST         Exchange Traded  78462f103     1689    14925 SH       Sole                    14925
SPDR S&P MIDCAP 400 ETF TRUST  Exchange Traded  78467y107      748     5265 SH       Sole                     5265
SPDR S&P PHARMACEUTICALS       Exchange Traded  78464A722     2470    54000 SH       Sole                    54000
VANGUARD CONSUMER STAPLES ETF  Exchange Traded  92204a207     6612    86740 SH       Sole                    86740
VANGUARD MEGA CAP 300 GROWTH   Exchange Traded  921910816    13570   311750 SH       Sole                   311750
WISDOMTREE DVD EX-FINANCIALS F Exchange Traded  97717w406     9053   192980 SH       Sole                   192980
POWERSHARES EMERGING MARKETS S Exchange Traded  73936t573     1497    57240 SH       Sole                    57240
*ISHARES MSCI ALL PERU CAPPED  Exchange Traded  464289842      632    18035 SH       Sole                    18035
ISHARES MSCI AUSTRALIA INDEX F Exchange Traded  464286103     3869   192850 SH       Sole                   192850
ISHARES MSCI CANADA INDEX FUND Exchange Traded  464286509     4231   166005 SH       Sole                   166005
ISHARES MSCI CHILE INDEX FUND  Exchange Traded  464286640     1961    36860 SH       Sole                    36860
ISHARES MSCI EAFE INDEX FUND   Exchange Traded  464287465     3699    77424 SH       Sole                    77424
ISHARES MSCI EAFE SMALL CAP IN Exchange Traded  464288273     2296    65725 SH       Sole                    65725
ISHARES MSCI EMU INDEX FUND    Exchange Traded  464286608     2782   101830 SH       Sole                   101830
ISHARES MSCI FRANCE INDEX FUND Exchange Traded  464286707      657    34505 SH       Sole                    34505
ISHARES MSCI GERMANY INDEX FUN Exchange Traded  464286806      677    37055 SH       Sole                    37055
ISHARES MSCI HONG KONG INDEX F Exchange Traded  464286871     1550   108130 SH       Sole                   108130
ISHARES MSCI JAPAN INDEX FUND  Exchange Traded  464286848     6570   694530 SH       Sole                   694530
ISHARES MSCI MALAYSIA INDEX FU Exchange Traded  464286830     1495   122665 SH       Sole                   122665
ISHARES MSCI MEXICO INVESTABLE Exchange Traded  464286822      287     5855 SH       Sole                     5855
ISHARES MSCI NETHERLANDS INVES Exchange Traded  464286814      459    28020 SH       Sole                    28020
ISHARES MSCI NEW ZEALAND       Exchange Traded  464289123     1540    53135 SH       Sole                    53135
ISHARES MSCI SINGAPORE INDEX F Exchange Traded  464286673     2202   200210 SH       Sole                   200210
ISHARES MSCI SOUTH KOREA INDEX Exchange Traded  464286772     2660    57120 SH       Sole                    57120
ISHARES MSCI SWEDEN INDEX FUND Exchange Traded  464286756      459    19970 SH       Sole                    19970
ISHARES MSCI SWITZERLAND INDEX Exchange Traded  464286749     1135    52415 SH       Sole                    52415
ISHARES MSCI TAIWAN INDEX FUND Exchange Traded  464286731     1896   160550 SH       Sole                   160550
ISHARES MSCI TURKEY FUND       Exchange Traded  464286715      692    14540 SH       Sole                    14540
ISHARES MSCI UNITED KINGDOM IN Exchange Traded  464286699     2430   164510 SH       Sole                   164510
MARKET VECTORS INDONESIA INDEX Exchange Traded  57060u753     4000   158090 SH       Sole                   158090
SPDR S&P CHINA ETF             Exchange Traded  78463X400     1842    33010 SH       Sole                    33010
VANGUARD FTSE ALL-WORLD EX-US  Exchange Traded  922042775     2270    58620 SH       Sole                    58620
VANGUARD MSCI  EMERGING MARKET Exchange Traded  922042858     2685    74925 SH       Sole                    74925
VANGUARD MSCI PACIFIC ETF      Exchange Traded  922042866     3297    68035 SH       Sole                    68035
WISDOMTREE INTL DVD EX-FINANCI Exchange Traded  97717w786     2173    56975 SH       Sole                    56975
POWERSHARES DB COMMODITY INDEX Exchange Traded  73935s105     3258   126525 SH       Sole                   126525
SPDR GOLD TRUST                Exchange Traded  78463V107      316     2000 SH       Sole                     2000
VANGUARD INTERMEDIATE-TERM TAX Mutual Fund      922907209      199    14379 SH       Sole                    14379
POWERSHARES DB US DOLLAR BULLI Exchange Traded  73936D107      980    43955 SH       Sole                    43955